Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Principles of consolidation
2.1	- Principles of consolidation

The Company's consolidated financial statements include the assets, liabilities, results of operations and cash flows of its majority-owned subsidiaries. Subsidiaries are fully consolidated from the date on which control is transferred to the Company. They are deconsolidated from the date that control ceases. Intercompany balances and transactions have been eliminated in consolidation.

The Company assesses each investment in equity securities to determine whether the investee is a Variable Interest Entity (“VIE”). The Company consolidates the VIEs for which the Company is determined to be the primary beneficiary. The primary beneficiary of a VIE is the party that: (i) has the power to direct the most significant activities of the VIE and (ii) is obligated to absorb losses or has the rights to receive returns that would be considered significant to the VIE. Assets, liabilities, and the noncontrolling interest of newly consolidated VIEs are initially measured at fair value in the same manner as if the consolidation resulted from a business combination.

When the Company owns some, but not all, of the voting stock of a consolidated entity, the shares held by third parties represent a noncontrolling interest. The consolidated financial statements are prepared based on the total amount of assets and liabilities and income and expenses of the consolidated subsidiaries. However, the portion of these items that does not belong to the Company’s shareholders is reported on the line “Noncontrolling interest” in the consolidated financial statements.

Use of estimates
2.2	- Use of estimates

The preparation of consolidated financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions. The primary areas that require significant estimates and judgments by management include, but are not limited to:

•	sales returns and allowances,
•	inventory obsolescence reserves and normal manufacturing capacity thresholds to determine costs capitalized in inventory,
•	recognition and measurement of loss contingencies,
•	valuation at fair value of assets acquired, including intangibles, goodwill, investments and tangible assets,
•

annual and trigger-based impairment review of goodwill and intangible assets, as well as the assessment, in each reporting period, of events, which could trigger impairment testing on long-lived assets,

•	recognition and measurement of restructuring charges and other related closure costs;
•	assumptions used in assessing the number of awards expected to vest on stock-based compensation plans,
•	assumptions used in calculating pension obligations and other long-term employee benefits,
•

allocation between debt and equity of the various components of an issued, or converted, hybrid instrument and measurement at fair value of the liability component based on a discount rate adjustment technique income approach, and

•

determination of the amount of taxes expected to be paid and tax benefit expected to be received, including deferred income tax assets, valuation allowance and provisions for uncertain tax positions and claims.

The Company bases the estimates and assumptions on historical experience and on various other factors such as market trends, market information used by market participants and the latest available business plans that it believes to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities. While the Company regularly evaluates its estimates and assumptions, the actual results experienced by the Company could differ materially and adversely from those estimates.

Foreign currency
2.3	- Foreign currency

The U.S. dollar is the reporting currency of the Company. The U.S. dollar is the currency of the primary economic environment in which the Company operates, since the worldwide semiconductor industry uses the U.S. dollar as a currency of reference for actual pricing in the market. Furthermore, the majority of the Company’s transactions are denominated in U.S. dollars, and revenues from external sales in U.S. dollars largely exceed revenues in any other currency. However, certain significant costs are largely incurred in the countries of the Euro zone and other non-U.S. dollar currency areas.

The functional currency of each subsidiary of the Company is either the local currency or the U.S. dollar, depending on the basis of the economic environment in which each subsidiary operates. Foreign currency transactions, including operations in local currency when the U.S. dollar is the functional currency, are measured into the functional currency using the prevailing exchange rate. Foreign exchange gains and losses resulting from the re-measurement at reporting date of monetary assets and liabilities denominated in foreign currencies are recognized in the consolidated statements of income on the line “Other income and expenses, net”.

For consolidation purposes, the results and financial position of the subsidiaries whose functional currency is different from the U.S. dollar are translated into the reporting currency as follows:

(a)	assets and liabilities for each consolidated balance sheet presented are translated at the closing exchange rate as of the balance sheet date;
(b)	income and expenses for each consolidated statement of income presented are translated at the average monthly exchange rate;
(c)	the resulting exchange differences are reported as Currency Translation Adjustments (“CTA”), a component of “Other comprehensive income (loss)” in the consolidated statements of comprehensive income.

Cash and cash equivalents
2.4	– Cash and cash equivalents

Cash and cash equivalents includes cash on hand, deposits held at call with external financial institutions and other short-term highly liquid investments with original maturities to the Company of three months or less. They are both readily convertible to known amounts of cash and so near their maturity that they present insignificant risk of changes in value because of changes in interest rates. Bank overdrafts are not netted against cash and cash equivalents and are shown as part of current liabilities on the consolidated balance sheets.

Trade accounts receivable
2.5	- Trade accounts receivable

Trade accounts receivable are amounts due from customers for goods sold and services rendered to third parties in the ordinary course of business.  They are reported net of allowances for doubtful accounts.  The Company evaluates its customers’ financial condition periodically and records an allowance for any specific account it considers as doubtful.  Additionally, the Company maintains an allowance for doubtful accounts for estimated losses resulting from its customers’ inability to make required payments.  The carrying amount of the receivable is thus reduced by an allowance account, and the amount of the charge is recognized on the line “Selling, general and administrative” in the consolidated statements of income.  Subsequent recoveries, if any, of amounts previously provided for are credited against the same line in the consolidated statements of income.  When a trade accounts receivable is uncollectible, it is written-off against the allowance account for trade accounts receivable.

In the event of transfers of receivables such as factoring, the Company derecognizes the receivables only to the extent that the Company has surrendered control over the receivables in exchange for a consideration other than beneficial interest in the transferred receivables.

Inventories
2.6	– Inventories

Inventories are stated at the lower of cost and net realizable value. Cost is based on the weighted average cost by adjusting standard cost to approximate actual manufacturing costs on a quarterly basis; the cost is therefore dependent on the Company’s manufacturing performance.  In the case of underutilization of manufacturing facilities, the costs associated with the unused capacity are not included in the valuation of inventories but charged directly to cost of sales.  Net realizable value is the estimated selling price in the ordinary course of business, less reasonably predictable costs of completion, disposal and transportation.

The Company performs, on a continuous basis, inventory write-offs of products, which have the characteristics of slow-moving, old production dates and technical obsolescence.  Indeed, the Company evaluates its product inventory to identify obsolete or slow-selling items as well as inventory that is not of saleable quality and records a specific reserve if the Company estimates the inventory will eventually become obsolete.  Reserve for obsolescence is estimated for excess uncommitted inventory based on the previous quarter sales, order backlog and production plans.

Income taxes
2.7	- Income taxes

Income tax for the period comprises current and deferred income tax.  Current income tax represents the income tax expected to be paid or the tax benefit expected to be received related to the current year taxable profit and loss in each tax jurisdiction.  Deferred income tax is recognized, using the liability method, for all temporary differences arising between the tax bases of assets and liabilities and their carrying amount in the consolidated financial statements.  Deferred tax liabilities are not recognized if they arise from the initial recognition of goodwill.  Deferred income tax is determined using tax rates and laws that are enacted at the balance sheet date and are expected to apply when the related deferred income tax asset is realized or the deferred income tax liability is settled.  The effect on deferred tax assets and liabilities from changes in tax laws and tax rates is recognized on the line “Income tax benefit (expense)” in the consolidated statements of income in the period in which the law is enacted.  Deferred income tax assets are recognized in full, but the Company assesses whether future taxable profit will be available against which temporary differences can be utilized.  A valuation allowance is provided for deferred tax assets when management considers it is more likely than not that they will not be realized.

The Company recognizes a deferred tax liability on undistributed earnings of subsidiaries when there is a presumption that the earnings will be remitted to the parent.  A deferred tax asset is recognized on compensation for the grant of stock awards to the extent that such charge constitutes a temporary difference in the subsidiaries’ local tax jurisdictions.  Changes in the stock price do not impact the deferred tax asset and do not result in any adjustments prior to vesting.

At each reporting date, the Company assesses all material open income tax positions in all tax jurisdictions to determine any uncertain tax positions.  The Company uses a two-step process for the evaluation of uncertain tax positions.  The first step consists in determining whether a benefit may be recognized; the assessment is based on a more-likely-than-not recognition threshold.  If the sustainability is lower than 50%, a full provision should be accounted for.  In case of a sustainability threshold in step one higher than 50%, the Company must perform a second step in order to measure the amount of recognizable tax benefit, net of any liability for tax uncertainties.  The measurement methodology in step two is based on a “cumulative probability” approach, resulting in the recognition of the largest amount that is greater than 50% likely of being realized upon settlement with the taxing authority.  The unrecognized tax benefit is recorded as a reduction of a deferred tax asset to the extent that a net operating loss carryforward, a similar tax loss, or a tax credit carryforward is available at the reporting date under the tax law of the applicable jurisdiction to settle any additional income taxes that would result from the disallowance of the tax position.  The Company accrues for interest and penalties on uncertain tax liabilities reported on the consolidated balance sheets.  Interests and penalties are classified as components of income tax expense in the consolidated statements of income.

Assets held for sale
2.8	– Assets held for sale

Asset groups are classified as assets held for sale when their carrying amount is to be recovered principally through a sale transaction rather than through continuing use.  The asset groups are classified as assets held for sale when the following conditions have been met: management has approved the plan to sell; assets are available for immediate sale; assets are actively being marketed; sale is probable of occurring within one year; price is reasonable in the market and it is unlikely that there will be significant changes in the assets to be sold or a withdrawal to the plan to sell.  Asset groups classified as held for sale are reported as current assets in the consolidated balance sheets at the lower of their carrying amount and fair value less costs to sell.  Long-lived assets classified as held for sale are no longer depreciated.  When the held-for-sale accounting treatment requires an impairment charge for the difference between the carrying amount and fair value, such impairment is reflected on the consolidated statements of income on the line “Impairment, restructuring charges and other related closure costs”.

Business combinations and goodwill
2.9	– Business combinations and goodwill

The acquisition method of accounting is applied to all business combinations.  The identifiable assets acquired, equity instruments issued, and liabilities assumed are measured at fair value on the acquisition date.  Any contingent purchase price and acquired contingencies are recorded at fair value on the acquisition date and remeasured at each reporting date.  Acquisition-related transaction costs and restructuring costs relating to the acquired business are expensed as incurred.  Acquired in-process research and development (“IPR&D”) is capitalized and recorded as an intangible asset on the acquisition date, subject to impairment testing until the research or development is completed or abandoned.  The excess of the aggregate of the consideration transferred and the fair value of any noncontrolling interest in the acquiree over the net of the acquisition-date fair value of the identifiable assets acquired and liabilities assumed is recorded as goodwill.  In case of a bargain purchase, the Company reassesses whether it has correctly identified all of the assets acquired and all of the liabilities assumed; the noncontrolling interest in the acquiree, if any; the Company’s previously held equity interest in the acquiree, if any; and the consideration transferred.  If after this review, a bargain purchase is still indicated, it is recognized in earnings attributed to the Company.  The purchase of additional interests in a partially owned subsidiary is treated as an equity transaction as well as all transactions concerning the sale of subsidiary stock or the issuance of stock by the partially owned subsidiary, as long as there is no change in control of the subsidiary.  If as a consequence of selling subsidiary shares, the Company no longer controls the subsidiary, the Company recognizes a gain or loss in earnings.

Goodwill is carried at cost less accumulated impairment losses, if any.  Goodwill is not amortized but is tested annually for impairment, or more frequently if indicators of impairment exist.  Goodwill subject to potential impairment is tested at a reporting unit level.  The impairment test determines whether the fair value of each reporting unit for which goodwill is allocated is lower than the total carrying amount of relevant net assets allocated to such reporting unit, including its allocated goodwill.  If lower, the implied fair value of the reporting unit goodwill is then compared to the carrying value of the goodwill and an impairment charge is recognized for any excess in the consolidated statements of income on the line “Impairment, restructuring charges and other related closure costs”.  Significant management judgments and estimates are used in forecasting the future discounted cash flows associated with the reporting unit, including: the applicable industry’s sales volume forecast and selling price evolution, the reporting unit’s market penetration and its revenues evolution, the market acceptance of certain new technologies and products, the relevant cost structure, the discount rates applied using a weighted average cost of capital and the perpetuity rates used in calculating cash flow terminal values.

Intangible assets with definite useful lives
2.10	– Intangible assets with definite useful lives

Intangible assets subject to amortization include the intangible assets purchased from third parties recorded at cost and intangible assets acquired in business combinations recorded at fair value.  Amortization begins when the intangible asset is available for use and is calculated using the straight-line method to allocate the cost of the intangible assets over their estimated useful lives.

The carrying value of intangible assets with definite useful lives is evaluated whenever changes in circumstances indicate that the carrying amount may not be recoverable.  An impairment loss is recognized in the consolidated statements of income on the line “Impairment, restructuring charges and other related closure costs” for the amount by which the asset’s carrying amount exceeds its fair value.  The Company evaluates the remaining useful life of an intangible asset at each reporting date to determine whether events and circumstances warrant a revision to the remaining period of amortization.

Technologies and licenses

Separately acquired trademarks and licenses are recorded at historical cost.  Trademarks and licenses acquired in a business combination are recognized at fair value at the acquisition date.  Trademarks and licenses have a definite useful life which ranges from 3 to 7 years and are carried at cost less accumulated amortization and impairment losses, if any.

Computer software

Separately acquired computer software is recorded at historical cost.  Costs associated with maintaining computer software programs are expensed as incurred and reported as “Cost of sales”, “Selling, general and administrative”, or “Research and development” in the consolidated statements of income according to their intended use.  The capitalization of costs for internally generated software developed by the Company for its internal use begins when the preliminary project stage is completed and when the Company, implicitly or explicitly, authorizes and commits to funding a computer software project.  It must be probable that the project will be completed and will be used to perform the function intended.  Amortization on computer software begins when the software is available for use and is calculated using the straight-line method over the estimated useful life, which does not exceed 4 years.

Property, plant and equipment
2.11	– Property, plant and equipment

Property, plant and equipment are stated at historical cost, net of accumulated depreciation and any impairment losses.  Property, plant and equipment acquired in a business combination are recognized at fair value at the acquisition date.  Major additions and improvements are capitalized, while minor replacements and repairs are expensed and reported as “Cost of sales”, “Selling, general and administrative”, or “Research and development” in the consolidated statements of income according to their intended use.

Land is not depreciated.  Depreciation on fixed assets is computed using the straight-line method over their estimated useful lives, as follows:

Buildings	33 years
Facilities and leasehold improvements	5-10 years
Machinery and equipment	2-10 years
Computer and R&D equipment	3-6 years
Other	2-5 years

The Company evaluates each period whether there is reason to suspect that tangible assets or groups of assets held and used might not be recoverable.  Several impairment indicators exist for making this assessment, such as: restructuring plans, significant changes in the technology, market, economic or legal environment in which the Company operates, available evidence of obsolescence of the asset, or indication that its economic performance is, or will be, worse than expected.  In determining the recoverability of assets to be held and used, the Company initially assesses whether the carrying value of the tangible assets or group of assets exceeds the undiscounted cash flows associated with these assets.  If exceeded, the Company then evaluates whether an impairment charge is required by determining if the asset’s carrying value also exceeds its fair value.  This fair value is normally estimated by the Company based on independent market appraisals or the sum of discounted future cash flows, using market assumptions such as the utilization of the Company’s fabrication facilities and the ability to upgrade such facilities, change in the selling price and the adoption of new technologies.  The Company also evaluates, and adjusts if appropriate, the assets’ useful lives, at each reporting date or when impairment indicators are identified.

When property, plant and equipment are retired or otherwise disposed of, the net book value of the assets is removed from the Company’s books.  Gains and losses on disposals are determined by comparing the proceeds with the carrying amount and are included in “Other income and expenses, net” in the consolidated statements of income.

The Company recognizes lease arrangements on the balance sheet as right-of-use assets as a category within “Property, plant and equipment, net”.  Lease arrangements with a sum of lease payments not exceeding $5,000 or a total duration lower than twelve months are excluded from capitalization.  Subsequently and for income statement purposes, leases are classified as either operating or finance leases.  Lease arrangements in which the Company has substantially all the risks and rewards of ownership are classified as finance leases.  Operating lease expenses are recognized in the consolidated income statements, on a straight-line basis over the lease period and reported as “Cost of sale”, “Selling, general and administrative”, or “Research and development”, according to the intended use of the leased asset.

Investments in equity securities
2.12	– Investments in equity securities

Investments in equity securities that have readily determinable fair values and for which the Company does not have the ability to exercise significant influence are classified as equity securities measured at fair value through earnings, as described in Note 2.23.  For investments in equity securities without readily determinable fair values and for which the Company does not have the ability to exercise significant influence, the Company has elected to apply the cost-method as a measurement alternative.  Under the cost-method of accounting, investments are carried at historical cost, less impairment adjusted for subsequent observable price changes.  An impairment loss is recorded when there are identified events or changes in circumstances that may have a significant adverse effect on the value of the investment.  The loss is immediately recorded in the consolidated statements of income on the line “Gain (loss) on financial instruments, net” and is based on the Company’s assessment of any significant and sustained reductions in the investment’s value.  Gains and losses on investments sold are determined on the specific identification method and are recorded as a non-operating element on the line “Gain (loss) on financial instruments, net” in the consolidated statements of income.

Equity-method investments are all entities over which the Company has the ability to exercise significant influence but not control, generally representing a shareholding of between 20% and 50% of the voting rights.  These investments are valued under the equity-method and are initially recognized at cost.  Goodwill on equity-method investments is included in the carrying value of the investment and is not individually tested for impairment.  The Company’s share in the result of operations of equity-method investments is recognized in the consolidated statements of income on the line “Income (loss) on equity-method investments” and in the consolidated balance sheets as an adjustment to the carrying amount of the investments.  Where there has been a change recognized directly in the equity of the investee, the Company recognizes its share in the adjustment, when applicable, directly in the consolidated statement of equity.  The financial statements of the equity-method investments are prepared for the same reporting period as the Company or with a time lag not exceeding three months if the investee cannot issue consolidated financial statements within the closing timeframe requirements of the Company.  At each period-end, the Company assesses whether there is objective evidence that its interests in equity-method investments are impaired.  Once a determination is made that an impairment exists, the Company writes down the carrying value of the equity-method investment to its fair value at the balance sheet date, which establishes a new cost basis.  The fair value of an equity-method investment is measured on a non-recurring basis using primarily a combination of an income approach, based on discounted cash flows, and a market approach with financial metrics of comparable public companies.

Provisions
2.13	– Provisions

In determining loss contingencies, the Company considers the likelihood of the incurrence of a liability as well as the ability to reasonably estimate the amount of such loss or liability.  An estimated loss from a loss contingency is accrued when information available indicates that it is probable that a liability has been incurred at the date of the consolidated financial statements and when the amount of the loss can be reasonably estimated.

Long-term debt
2.14	– Long-term debt
(a)	Convertible debt

The Company evaluates at initial recognition of a convertible debt the different components and features of the hybrid instruments and determines whether certain elements are embedded derivative instruments which require bifurcation.  Components of convertible debt instruments that may be settled in cash upon conversion based on a net-share settlement basis are accounted for separately as long-term debt and equity when the conversion feature of the convertible bonds constitute an embedded equity instrument.  When an equity instrument is identified, proceeds from issuance are allocated between debt and equity by measuring first the liability component and then determining the equity component as a residual amount.  The liability component is measured as the fair value of a similar nonconvertible debt, which results in the recognition of a debt discount.  On subsequent periods, the Company amortizes the debt discount through earnings on the line “Interest expense, net” of the consolidated statements of income, using the effective interest method, based on the expected maturity of the debt.  The equity component, reported on the line “Capital Surplus” of the consolidated statement of shareholders’ equity, is not remeasured.

Debt issuance costs are reported as a deduction of debt.  They are subsequently amortized through earnings on the line “Interest expense, net” of the consolidated statements of income, using the effective interest rate method.

In case of conversion from the bondholders, the fair value of the consideration transferred is allocated between the liability component and the equity component.  The difference between the carrying amount of the debt at the settlement date and the fair value of the debt component is recorded in earnings as a loss on debt extinguishment and reported on the line “Loss on financial instruments, net” of the consolidated statements of income.  The liability component is measured as the fair value of a similar nonconvertible debt prior to settlement.  The reacquired equity component is recorded in equity and reported on the line “Capital Surplus” of the consolidated statement of shareholders’ equity.

(b)	Bank loans

Bank loans and non-convertible senior bonds are recognized at historical cost, net of debt issuance costs incurred.  They are subsequently reported at amortized cost; any difference between the proceeds (net of debt issuance costs) and the redemption value is recognized through earnings on the line “Interest expense, net” of the consolidated statements of income over the period of the borrowings using the effective interest method.

Employee benefits
2.15	– Employee benefits

(a) Pension obligations

The Company sponsors various pension schemes for its employees.  These schemes conform to local regulations and practices in the countries in which the Company operates.  Such plans include both defined benefit and defined contribution plans.  For defined benefit pension plans, the liability recognized in the consolidated balance sheets is the present value of the defined benefit obligation at the balance sheet date less the fair value of plan assets.  The overfunded or underfunded status of the defined benefit plans are calculated as the difference between plan assets and the projected benefit obligations.  Estimates are used in determining the assumptions incorporated in the calculation of the pension obligations, which is supported by input from independent actuaries.  Actuarial gains and losses arising from experience adjustments and changes in actuarial assumptions are recognized in “Accumulated Other Comprehensive Income (Loss)” in the consolidated statements of equity and are charged or credited to income over the employees’ expected average remaining working lives.  Past service costs are recognized immediately in earnings on the line “Other components of pension benefit costs” of the consolidated income statements, unless the changes to the pension scheme are conditional on the employees remaining in service for a specified period (the vesting period).  In this case, the past service costs are recognized in “Accumulated Other Comprehensive Income (Loss)” in the consolidated statements of equity and are amortized on a straight-line basis over the vesting period.  The net periodic benefit cost of the year is determined based on the assumptions used at the end of the previous year.

For defined contribution pension plans, the Company pays contributions to publicly or privately administered pension insurance plans on a mandatory, contractual or voluntary basis.  The Company has no further payment obligations once the contributions have been paid.  The contributions are recognized as employee benefit expense when they are due.  Prepaid contributions are recognized as an asset to the extent that a cash refund or a reduction in the future payments is available.

The service cost component of net periodic benefit costs is presented in the same income statement line as other employee compensation costs arising from services rendered during the period.  The other components of the net periodic benefit cost are presented separately, outside operating income, on the line “Other components of pension benefit costs” of the consolidated income statements.  These elements include: interest cost; expected return on plan assets; amortization of transition (asset) obligation; amortization of prior service cost; amortization of net (gain) loss; (gain) loss recognized due to curtailment or settlement and; cost of special termination benefits.

(b) Other post-employment obligations

The Company provides post-employment benefits to some of its retirees.  The entitlement to these benefits is usually conditional on the employee remaining in service up to retirement age and to the completion of a minimum service period.  The expected costs of these benefits are accrued over the period of employment using an accounting methodology similar to that for defined benefit pension plans.  Actuarial gains and losses arising from experience adjustments, and changes in actuarial assumptions, are charged or credited to income over the expected average remaining working lives of the related employees.

(c) Termination benefits

Termination benefits are payable when an employee is involuntarily terminated, or whenever an employee accepts voluntary termination in exchange for termination benefits.  For the accounting treatment and timing recognition of involuntary termination benefits, the Company distinguishes between one-time termination benefit arrangements and ongoing termination benefit arrangements.  A one-time termination benefit arrangement is established by a termination plan and applies to a specified termination event.  One-time involuntary termination benefits are recognized as a liability when the termination plan meets certain criteria and has been communicated to employees.  If employees are required to render future service in order to receive these one-time termination benefits, the liability is recognized ratably over the future service period.  Termination benefits other than one-time termination benefits are termination benefits for which the communication criterion is not met but that are committed to by management, or termination obligations that are not specifically determined in a new and single plan.  These termination benefits are all legal, contractual and past practice termination obligations to be paid to employees in case of involuntary termination.  These termination benefits are accrued for when commitment creates a present obligation to others for the benefits expected to be paid, when it is probable that employees will be entitled to the benefits and the amount can be reasonably estimated.

In case of special termination benefits related to voluntary redundancy programs, the Company recognizes a provision for voluntary termination benefits at the date on which the employee irrevocably accepts the offer and the amount can be reasonably estimated.

(d) Profit-sharing and bonus plans

The Company recognizes a liability and an expense for bonuses and profit-sharing plans when a contractual obligation exists or where there is a past practice that has created a present obligation.

(e) Other long-term employee benefits

The Company provides long-term employee benefits such as seniority awards in certain countries.  The entitlement to these benefits is usually conditional on the employee completing a minimum service period.  The expected costs of these benefits are accrued over the period of employment.  Actuarial gains and losses arising from experience adjustments, and changes in actuarial assumptions, are charged or credited to earnings in the period of change.  These obligations are valued annually with the assistance of independent qualified actuaries.

(f) Share-based compensation

The Company grants unvested stock awards to senior executives and selected employees.  The awards granted to employees vest over a three-year service period.  For certain employees, awards contingently vest upon achieving certain performance conditions.  The Company measures the cost of the awards based on the grant-date fair value of the awards, reflecting the market price of the underlying shares at the date of the grant, reduced by the present value of the dividends expected to be paid on the shares during the requisite service period.  That cost is recognized using graded vesting over the period during which an employee is required to provide service in exchange for the award or the requisite service period.  Compensation is recognized only for the awards that ultimately vest.  The compensation cost is recorded through earnings against equity, under “Capital surplus” in the consolidated statements of equity.  The compensation cost is calculated based on the number of awards expected to vest, which includes assumptions on the number of awards to be forfeited due to the employees’ failing to fulfill the service condition, and forfeitures following the non-completion of one or more performance conditions.

Liabilities for the Company’s portion of payroll taxes are recognized at vesting, which is the event triggering the payment of the social contributions in most of the Company’s local tax jurisdictions.  Employee-related social charges are measured based on the intrinsic value of the share and recorded at vesting date.

Share capital
2.16	– Share capital

Ordinary shares are classified as “Common stock” within equity on the consolidated balance sheets.  Incremental costs directly attributable to the issuance of new shares or options are shown in equity as a deduction, net of tax, from the proceeds.

Where the Company purchases its own equity share capital (treasury stock), the consideration paid, including any directly attributable incremental costs (net of income taxes), is deducted from equity attributable to the Company’s shareholders until the shares are cancelled, reissued or disposed of.

Comprehensive income (loss)
2.17	– Comprehensive income (loss)

Comprehensive income (loss) is defined as the change in equity of a business during a period except those changes resulting from investment by stockholders and distributions to stockholders.  In the accompanying consolidated financial statements, "Other comprehensive income (loss)" and “Accumulated other comprehensive income” primarily consists of foreign currency translation adjustments, temporary unrealized gains (losses) on debt securities classified as available-for-sale, unrealized gains (losses) on derivatives designated as cash flow hedge and the impact of recognizing the funded status of defined benefit plans, net of tax.

Revenue Recognition
2.18	– Revenue Recognition

Arrangements with customers are considered contracts if all the following criteria are met: (a) parties have approved the contract and are committed to perform their respective obligations; (b) each party’s rights regarding the goods or services to be transferred can be identified; (c) payment terms for the goods or services to be transferred can be identified; (d) the contract has commercial substance and (e) collectability of substantially all of the consideration is probable.  The Company recognizes revenue from products sold to a customer, including distributors, when it satisfies a performance obligation by transferring control over a product to the customer.  In certain circumstances, the Company may enter into agreements that concern principally revenues from services, where the performance obligation is satisfied over time.  The objective when allocating the transaction price is to allocate the transaction price to each performance obligation (or distinct good or service) in an amount that depicts the amount of consideration to which the Company expects to be entitled in exchange for transferring the promised goods or services to the customer.  The payment terms typically range between 30 and 90 days.

Consistent with standard business practice in the semiconductor industry, price protection is granted to distribution customers on their existing inventory of the Company’s products to compensate them for declines in market prices.  The Company accrues a provision for price protection based on a rolling historical price trend computed on a monthly basis as a percentage of gross distributor sales.  This historical price trend represents differences in recent months between the invoiced price and the final price to the distributor, adjusted if required, to accommodate a significant change in the current market price.  The short outstanding inventory time period, visibility into the inventory product pricing and long distributor pricing history have enabled the Company to reliably estimate price protection provisions at period-end.  The Company records the accrued amounts as a deduction of “Net sales” in the consolidated statements of income at the time of the sale.

The Company’s customers occasionally return the Company’s products for technical reasons.  The Company’s standard terms and conditions of sale provide that if the Company determines that products do not conform, the Company will repair or replace the non-conforming products, or issue a credit note or rebate of the purchase price.  Quality returns are identified shortly after sale in customer quality control testing.  Quality returns are usually associated with end-user customers, not with distribution channels.  The Company records the accrued amounts as a deduction of “Net sales” in the consolidated statements of income, using past history and current conditions to form a reasonable estimate of future returns.

The Company’s insurance policy relating to product liability covers third party physical damages and bodily injury, indirect financial damages as well as immaterial non-consequential damages caused by defective products.  The Company records a provision for warranty costs as a charge against “Cost of sales” in the consolidated statements of income, based on historical trends of warranty costs incurred as a percentage of sales, which management has determined to be a reasonable estimate of the probable losses to be incurred for warranty claims in a period.  Any potential warranty claims are subject to the Company’s determination that the Company is at fault for damages, and such claims usually must be submitted within a short period of time following the date of sale.  This warranty is given in lieu of all other warranties, conditions or terms expressed or implied by statute or common law.  The Company’s contractual terms and conditions typically limit its liability to the sales value of the products which gave rise to the claims.

In addition to product sales, the Company enters into arrangements with customers consisting of transferring licenses or related to license services.  The revenue generated from these arrangements are reported on the line “Other revenues” of the consolidated statement of income.  Other revenues also include patent royalty income, sale of scrap materials and manufacturing by-products.

Funding
2.19	– Funding

The Company receives funding mainly from governmental agencies and income is recognized when all contractual conditions for receipt of these funds are fulfilled.  The Company’s primary sources for government funding are French, Italian and other country governmental entities.  Such funding is generally provided to encourage research and development activities, industrialization and local economic development.  The conditions for receipt of government funding may include eligibility restrictions, approval by EU authorities, annual budget appropriations, compliance with European Commission regulations, as well as specifications regarding objectives and results.  Certain specific contracts contain obligations to maintain a minimum level of employment and investment during a certain period of time.  There could be penalties if these objectives are not fulfilled.  Other contracts contain penalties for late deliveries or for breach of contract, which may result in repayment obligations.  Funding related to these contracts is recorded when the conditions required by the contracts are met.  The Company’s funding programs are classified under three general categories: funding for research and development activities, capital investment, and loans.

Funding for research and development activities is the most common form of funding that the Company receives.  Public funding for research and development is recorded as “Other income and expenses, net” in the Company’s consolidated statements of income.  Public funding for research and development is recognized ratably as the related costs are incurred once the agreement with the respective governmental agency has been signed and all applicable conditions are met.  Furthermore, French research tax credits (“Crédit Impôt Recherche”) and Italian research tax credits (“Credito d’Imposta Ricerca & Sviluppo”) are deemed to be grants in substance.  The French research tax credits are to be paid in cash by the taxing authorities within three years in case they are not deducted from income tax payable during this period of time.  The Italian tax credits are compensated against payroll-related social charges.  Unlike other research and development funding, the amounts to be received are determinable in advance as the funded research expenditures are made.  They are thus reported as a reduction of “Research and development” in the consolidated statements of income.

Capital investment funding is recorded as a reduction of “Property, plant and equipment, net” and is recognized in the Company’s consolidated statements of income according to the depreciation charges of the funded assets during their useful lives.  The Company also receives capital funding in Italy, which can be recovered through the reduction of various governmental liabilities, including income taxes, value-added tax and employee-related social charges.

Funding receivables are reported as non-current assets unless cash settlement features of the receivables evidence that collection is expected within one year.  Long-term receivables that do not present any tax attribute or legal restriction are reflected in the consolidated balance sheets at their net present value.

The Company receives certain loans, mainly related to large capital investment projects, at preferential interest rates.  The Company records these loans as “Long-term debt” in the consolidated balance sheets.

Advertising costs
2.20	– Advertising costs

Advertising costs are expensed as incurred and are recorded as “Selling, general and administrative” in the consolidated statements of income.  Advertising expenses for 2019, 2018 and 2017 were $17 million, $15 million and $14 million, respectively.

Research and development
2.21	– Research and development

Research and development expenses include costs incurred by the Company, the Company’s share of costs incurred by other research and development interest groups, and costs associated with co-development contracts.  Research and development expenses do not include marketing design center costs, which are accounted for as “Selling, general and administrative” in the consolidated statements of income and process engineering, pre-production or process transfer costs which are recorded as “Cost of sales” in the consolidated statements of income.  Research and development costs are expensed as incurred.  The amortization expense recognized on technologies and licenses purchased by the Company from third parties to facilitate the Company’s research is reported as “Research and development” in the consolidated statements of income.

Start-up and phase-out costs
2.22	– Start-up and phase-out costs

Start-up costs represent costs incurred in the start-up, testing and qualification of the Company's newly integrated manufacturing facilities.  The costs of phase-outs are associated with the latest stages of facilities closure when the relevant production volumes become immaterial.  Start-up costs and phase-out costs are included in "Other income and expenses, net" in the consolidated statements of income.

Financial assets
2.23	– Financial assets

The Company did not hold at December 31, 2019 and 2018 any financial assets classified as held-to-maturity or financial assets for which the Company would have elected to apply the fair value option.  Consequently, the Company classified its financial assets in the following categories: trading and available-for-sale.  The classification depends on the nature of the instruments and the purpose for which the financial assets were acquired.  Management determines the classification of its financial assets at initial recognition.

Purchases and sales of financial assets are recognized on the trade date – the date on which the Company commits to purchase or sell the asset.  Equity securities measured at fair value through earnings and debt securities classified as available-for-sale are initially recognized and subsequently carried at fair value.  Financial assets are derecognized when the rights to receive cash flows from the investments have expired or have been transferred and the Company has transferred substantially all risks and rewards of ownership; the relevant gain (loss) is reported as a non-operating element on the consolidated statements of income on the line “Gain (loss) on financial instruments, net”.  The basis on which the cost of a security sold and the amount reclassified out of accumulated other comprehensive income into earnings, if any, are determined is the specific identification method.

The fair values of quoted debt and equity securities are based on current market prices.  If the market for a financial asset is not active and if no observable market price is obtainable, the Company measures fair value by using assumptions and estimates.  In measuring fair value, the Company makes maximum use of market inputs and minimizes the use of unobservable inputs.

Financial assets measured at fair value through earnings

A financial asset is classified in this category if it is a security acquired principally for the purpose of selling in the short term, an equity security for which the Company has not elected the cost-method measurement alternative or a derivative instrument not designated as a hedge.  Financial assets in this category are classified as current assets when they are expected to be realized within twelve months of the balance sheet date.  Marked-to-market gains or losses arising from changes in the fair value of trading financial assets are reported in the consolidated statements of income within “Other income and expenses, net” in the period in which they arise, when the transactions for such instruments occur within the Company’s operating activities, as it is the case for trading derivatives that do not qualify as hedging instruments, as described in Note 2.24.  Gains and losses arising from changes in the fair value of financial assets not related to operating activities are presented in the consolidated statements of income as a non-operating element within “Gain (loss) on financial instruments, net” in the period in which they arise.

Debt securities classified as available-for-sale financial assets

Debt securities are non-derivative financial assets that are either designated in this category or are not measured at fair value through earnings.  They are included in current assets when they represent investments of funds available for current operations or when management intends to dispose of the securities within twelve months of the balance sheet date.

Changes in fair value, including declines determined to be temporary, of debt securities classified as available-for-sale are recognized as a component of “Other comprehensive income (loss)” in the consolidated statements of comprehensive income.

The Company assesses at each balance sheet date whether there is objective evidence that a debt security or group of debt securities classified as available-for-sale is impaired.  If a credit loss exists, but the Company does not intend to sell the impaired security and is not more likely than not to be required to sell before recovery, the impairment is separated into the estimated amount relating to credit loss and the amount relating to all other factors of declines in fair value.  Only the estimated credit loss amount is recognized immediately in earnings, with the remainder of the loss amount recognized in “Accumulated other comprehensive income (loss)” in the consolidated balance sheets.  Impairment losses recognized in the consolidated statements of income are not reversed through earnings.

Derivative financial instruments and hedging activities
2.24	– Derivative financial instruments and hedging activities

Derivative financial instruments are initially recognized on the date a derivative contract is entered into and are subsequently measured at fair value.  The method of recognizing the gain or loss resulting from the derivative instrument depends on whether the derivative is designated as a hedging instrument, and if so, the nature of the hedge transaction.  The Company has designated certain derivatives as hedges of a particular risk associated with a highly probable forecasted transaction (cash flow hedge).

The Company documents, at inception of the transaction, the relationship between hedging instruments and hedged items, as well as its risk management objectives and strategy for undertaking various hedging transactions.  The Company also documents its assessment, both at hedge inception and on an ongoing basis, of whether the derivatives that are used in hedging transactions are highly effective in offsetting changes in cash flows of hedged items.  Derivative instruments that are not designated as hedges are classified as trading financial assets, as described in Note 2.23.

Derivative financial instruments classified as trading

The Company conducts its business on a global basis in various major international currencies.  As a result, the Company is exposed to adverse movements in foreign currency exchange rates.  The Company enters into foreign currency forward contracts and currency options to reduce its exposure to changes in exchange rates and the associated risk arising from the denomination of certain assets and liabilities in foreign currencies at the Company's subsidiaries.  These instruments do not qualify as hedging instruments, and are marked-to-market at each period-end with the associated changes in fair value recognized in “Other income and expenses, net” in the consolidated statements of income, as described in Note 2.23.

Cash Flow Hedge

As part of its ongoing operating, investing and financing activities, the Company may enter into certain derivative transactions that may be designated and may qualify as hedging instruments.  To reduce its exposure to U.S.  dollar exchange rate fluctuations, the Company hedges certain Euro-denominated forecasted transactions that cover at the reporting date a large part of its research and development, and selling, general and administrative expenses as well as a portion of its front-end manufacturing costs of semi-finished goods within cost of sales through the use of currency forward contracts and currency options, including collars.  The Company also hedges through the use of currency forward contracts certain Singapore dollar-denominated manufacturing forecasted transactions.

The derivative instruments are designated and qualify for cash flow hedge at inception of the contract and on an ongoing basis over the duration of the hedge relationship.  They are reflected at their fair value as “Other current assets” or “Other payables and accrued liabilities” in the consolidated balance sheets.  The criteria for designating a derivative as a hedge include the instrument’s effectiveness in risk reduction and a one-to-one matching of the derivative instrument to its underlying transaction with the critical terms of the hedging instrument matching the terms of the hedged forecasted transaction.  This enables the Company to conclude that changes in cash flows attributable to the risk being hedged are expected to be substantially offset by the hedging instruments.

For derivative instruments designated as cash flow hedge, the change in fair value for the effective portion of the hedge is reported as a component of “Other comprehensive income (loss)” in the consolidated statements of comprehensive income and is reclassified into earnings in the same period in which the hedged transaction affects earnings, and within the same consolidated statements of income line as the hedged transaction.  For these derivatives, ineffectiveness appears if the cumulative gain or loss on the derivative hedging instrument exceeds the cumulative change in the expected future cash flows on the hedged transaction.  Effectiveness on transactions hedged through purchased options is measured on the full fair value of the option, including time value.

Recent accounting pronouncements
2.25	– Recent accounting pronouncements
(a)	Accounting pronouncements adopted in 2019

Lease accounting

The Company adopted on January 1, 2019 ASC 842 guidance on lease accounting by applying the optional simplified transition method with no cumulative impact recorded in retained earnings at January 1, 2019 and no restatement of previous periods.  In compliance with the new lease accounting guidance, as a lessee, the Company recognizes lease arrangements on the balance sheet as right-of-use assets as a category within “Property, plant and equipment, net”.  The corresponding lease liabilities are reported on the line “Other long-term liabilities” when payment is expected beyond twelve months, and on the line “Other payables and accrued liabilities” for the current portion of the lease obligations.  For income statement purposes, the new guidance is still based on a dual model, requiring leases to be classified as either operating or finance leases.  Classification criteria are largely similar to current lease accounting guidance, except that the new guidance does not contain explicit bright lines.  The new guidance has not changed the way operating lease expenses are recognized in the consolidated income statements, which is recorded on a straight-line basis over the lease period and reported as “Cost of sales”, “Selling, general and administrative”, or “Research and development” in the consolidated statements of income according to the intended use of the leased asset.

Lessor accounting is similar to the previously applied model, but updated to align with certain changes to the lessee model and the new revenue recognition guidance.  Existing sale-leaseback guidance has been replaced with a new model applicable to both lessees and lessors.  The Company did not report any existing sale-leaseback transaction upon adoption.  Moreover, the Company is not involved in any significant lease arrangement in which it acts as a lessor.

Prior to the new guidance adoption, the Company classified as capital leases arrangements in which the Company had substantially all the risks and rewards of ownership.  Only assets leased under capital leases were included in “Property, plant and equipment, net” and recorded at the lower of their fair value and the present value of the minimum lease payments.  The Company did not report any material capital lease arrangement as at December 31, 2018.

The Company elected the package of transition practical expedients, which allowed the Company not to (1) reassess whether any expired or existing contracts are or contain leases, (2) reassess the lease classification for any expired or existing leases and (3) reassess initial direct costs for any existing leases.  Additionally, the Company has elected not to allocate the consideration in existing contracts between lease and nonlease components.

The Company also elected to exclude from capitalization lease arrangements with a sum of lease payments not exceeding $5,000 or a total duration lower than twelve months.  The impact upon adoption was an increase of property, plant and equipment to reflect the right-of-use assets for the existing lease arrangements, with a corresponding increase in other payables and accrued liabilities, for the operating lease obligations which payment is expected within one year, and other long-term liabilities for obligations with payments beyond one year.   The value of capitalized lease arrangements totaled $206 million as of December 31, 2019, which is further described in Note 11.

Hedge accounting

The Company adopted on January 1, 2019 the improvements to hedge accounting issued in August 2017.  The changes to existing guidance are intended to align hedge accounting with companies’ risk management strategies by simplifying the application of hedge accounting and enlarging the scope and results of hedging programs.  The amendments to the existing guidance include designation of hedged items, effectiveness measurement, presentation and disclosure.  The amended guidance has had no material impact on the Company’s existing foreign-exchange hedge strategy and hedge transactions classified as cash flow hedge.

(b)	Accounting pronouncements expected to impact the Company’s operations that are not yet effective and have not been adopted early by the Company

In June 2016, the FASB issued new guidance on measuring credit losses for financial instruments.  The objective of the new guidance is to provide financial statement users with more decision-useful information about the expected credit losses on financial instruments, primarily financial assets measured at amortized cost and available-for-sale debt securities, and other commitments to extend credit held by a reporting entity at each reporting date.  The amended guidance replaces the current methodology applied in current practice with an approach that reflects expected credit losses and requires consideration of a broader range of reasonable and supportable information to inform credit losses estimates.  The new guidance is effective for public companies for fiscal years beginning after December 15, 2019, including interim periods within those years.  The Company does not expect any material impact from the new credit impairment model applicable to available-for-sale debt securities, as the Company only classifies in this category U.S.  Treasury debt securities held as marketable securities.  The Company does not expect any material impact which the currently expected credit loss (“CECL”) model may have on financial assets measured at amortized cost, including cash equivalents, loans and receivables.

In January 2017, the FASB simplified the accounting for goodwill impairment by removing step 2 of the goodwill impairment test, which requires a hypothetical purchase price allocation.  A goodwill impairment will now be the amount by which a reporting unit’s carrying value exceeds its fair value.  The amended guidance is effective for public companies for annual and interim periods in fiscal years beginning after December 15, 2019, with early application permitted for goodwill impairment tests with measurement dates after January 1, 2017.  The Company will adopt the new guidance when effective and does not expect any material impact on its consolidated financial statements.

In August 2018, the FASB clarifies the accounting for costs of implementation activities performed in a cloud computing arrangement that is a service contract.  The amended guidance aligns the requirements for capitalizing implementation costs incurred in a hosting arrangement that is a service contract with the requirements for capitalizing implementation costs incurred to develop or obtain internal-use software (and hosting arrangements that include an internal-use software license).  The amended guidance is effective for public companies for annual and interim periods in fiscal years beginning after December 15, 2019.  The Company will adopt the new guidance when effective and is currently finalizing its review of the impact the amended guidance may have on its consolidated financial statements, which is not expected to be material.